Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Schedule of basic earnings per share

	06.30.20	06.30.19	06.30.18
Profit / (loss) attributable to equity holders of the Parent	17,089,537	(25,772,658)	19,624,143
Weighted average number of ordinary shares in issue (thousands)	126,014	126,014	126,014
Basic earnings per share	135.62	(204.52)	155.73